SCHEDULE OF COMPANY ISSUED COMMON STOCK (Details) - Common Stock [Member]	6 Months Ended
Jun. 30, 2026 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares arising from stock-based compensation to executives and consultants	228,364
Issuance of shares in connection with the underwritten public offering	1,380,000
Number of shares issued	1,608,364